Vanguard® S&P Small-Cap 600 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (2.9%)
	Lumen Technologies Inc.	2,667,644	5,282
*	Cinemark Holdings Inc.	310,186	4,966
	Scholastic Corp.	85,676	3,640
	Cogent Communications Holdings Inc.	50,640	3,115
*	Yelp Inc. Class A	84,604	2,834
	Shenandoah Telecommunications Co.	144,818	2,749
*	Thryv Holdings Inc.	88,897	2,071
	Telephone & Data Systems Inc.	288,484	1,927
	Shutterstock Inc.	36,073	1,795
*	EW Scripps Co. Class A	168,037	1,324
	Marcus Corp.	70,421	1,076
*	Gogo Inc.	65,531	986
*	Gannett Co. Inc.	424,093	942
*	AMC Networks Inc. Class A	80,892	915
*	Consolidated Communications Holdings Inc.	213,058	778
*	QuinStreet Inc.	70,050	646
			35,046
Consumer Discretionary (18.9%)
	Meritage Homes Corp.	105,786	12,200
	Group 1 Automotive Inc.	42,183	9,428
*	Tri Pointe Homes Inc.	291,931	8,527
	Signet Jewelers Ltd.	131,477	8,347
*	Asbury Automotive Group Inc.	35,219	7,365
	MDC Holdings Inc.	168,009	6,767
*	LGI Homes Inc.	59,309	6,748
	Steven Madden Ltd.	211,788	6,610
	Cracker Barrel Old Country Store Inc.	64,238	6,297
	Academy Sports & Outdoors Inc.	119,824	5,867
*	M/I Homes Inc.	79,326	5,606
	Kontoor Brands Inc.	142,790	5,592
*	Sonos Inc.	368,535	5,355
*	Urban Outfitters Inc.	173,397	5,344
	Century Communities Inc.	81,808	5,205
	American Eagle Outfitters Inc.	504,354	5,129
*	ODP Corp.	116,641	4,673
*	Brinker International Inc.	127,490	4,664
*	Abercrombie & Fitch Co. Class A	141,896	4,403
	Upbound Group Inc.	145,011	4,337
	Cheesecake Factory Inc.	138,378	4,335
	Hanesbrands Inc.	1,011,354	4,157
	Patrick Industries Inc.	62,309	4,083

		Shares	Market Value ($000)
	LCI Industries	36,809	3,977
	Monro Inc.	90,881	3,760
*	Sally Beauty Holdings Inc.	310,740	3,499
*	Frontdoor Inc.	113,245	3,491
*	Shake Shack Inc. Class A	50,790	3,361
	La-Z-Boy Inc.	124,878	3,337
*	Six Flags Entertainment Corp.	122,157	3,121
	Wolverine World Wide Inc.	228,055	3,051
*	iRobot Corp.	78,877	2,796
	Winnebago Industries Inc.	47,665	2,652
	Bloomin' Brands Inc.	106,795	2,551
*	National Vision Holdings Inc.	95,969	2,423
	Installed Building Products Inc.	23,099	2,415
*	Vista Outdoor Inc.	89,939	2,395
*	Boot Barn Holdings Inc.	33,606	2,272
*	American Axle & Manufacturing Holdings Inc.	331,048	2,235
	Strategic Education Inc.	27,650	2,182
*	Gentherm Inc.	37,409	2,056
*	BJ's Restaurants Inc.	67,763	2,018
	Sonic Automotive Inc. Class A	48,240	1,999
*	G-III Apparel Group Ltd.	123,830	1,991
	Standard Motor Products Inc.	54,216	1,915
*	Sabre Corp.	588,372	1,824
*	MarineMax Inc.	63,328	1,797
	Caleres Inc.	102,921	1,776
*	Dave & Buster's Entertainment Inc.	53,574	1,722
[1]	Guess? Inc.	88,390	1,698
*	Chico's FAS Inc.	361,298	1,640
*	Leslie's Inc.	150,937	1,431
*	America's Car-Mart Inc.	16,798	1,370
	Oxford Industries Inc.	12,890	1,288
	Movado Group Inc.	45,548	1,159
*	Sleep Number Corp.	63,543	1,153
	Aaron's Co. Inc.	89,298	1,093
	Dine Brands Global Inc.	18,097	1,083
*	Golden Entertainment Inc.	24,708	1,041
	Sturm Ruger & Co. Inc.	19,878	1,025
	Shoe Carnival Inc.	48,620	952
*	Mister Car Wash Inc.	112,065	925
	Designer Brands Inc. Class A	145,985	915
	PetMed Express Inc.	60,817	902
	Ruth's Hospitality Group Inc.	41,968	899
*	Chuy's Holdings Inc.	23,888	880
*	Perdoceo Education Corp.	71,714	846
	Buckle Inc.	26,436	812
*	Zumiez Inc.	44,984	723
*	Genesco Inc.	34,569	623
	Hibbett Inc.	17,251	621
*	Children's Place Inc.	35,283	530
	El Pollo Loco Holdings Inc.	56,653	518
	Haverty Furniture Cos. Inc.	18,701	494
[1]	Big Lots Inc.	83,507	419
			232,695
Consumer Staples (4.3%)
	PriceSmart Inc.	72,807	5,277
	Nu Skin Enterprises Inc. Class A	143,039	4,767
*	United Natural Foods Inc.	173,214	4,627
*	TreeHouse Foods Inc.	77,446	3,667

		Shares	Market Value ($000)
	Universal Corp.	71,133	3,667
*	Hain Celestial Group Inc.	258,934	3,162
	Edgewell Personal Care Co.	77,399	3,015
[1]	B&G Foods Inc.	207,136	2,653
	WD-40 Co.	13,750	2,608
	Vector Group Ltd.	212,989	2,494
	SpartanNash Co.	101,948	2,335
	Fresh Del Monte Produce Inc.	88,481	2,332
*	Central Garden & Pet Co. Class A	61,894	2,126
	Andersons Inc.	50,514	1,971
*	USANA Health Sciences Inc.	32,181	1,952
	Calavo Growers Inc.	51,216	1,656
	John B Sanfilippo & Son Inc.	10,127	1,177
*	Chefs' Warehouse Inc.	37,349	1,162
*	National Beverage Corp.	21,559	1,065
*	Seneca Foods Corp. Class A	15,286	707
*	Central Garden & Pet Co.	14,503	526
			52,946
Energy (3.4%)
*	Green Plains Inc.	171,596	4,976
	World Fuel Services Corp.	179,168	4,098
	Helmerich & Payne Inc.	127,095	3,925
	Archrock Inc.	387,493	3,487
*	Par Pacific Holdings Inc.	160,633	3,425
*	Helix Energy Solutions Group Inc.	413,356	2,596
*	Callon Petroleum Co.	73,879	2,263
	Patterson-UTI Energy Inc.	200,513	1,953
*	NexTier Oilfield Solutions Inc.	253,606	1,912
*	ProPetro Holding Corp.	278,006	1,854
*	Bristow Group Inc. Class A	68,209	1,668
	Core Laboratories Inc.	70,283	1,537
*	Oceaneering International Inc.	81,286	1,245
*	Oil States International Inc.	184,474	1,173
*	Talos Energy Inc.	86,671	1,067
*	US Silica Holdings Inc.	91,814	1,040
*	Dril-Quip Inc.	46,017	1,029
	CVR Energy Inc.	38,081	891
*	DMC Global Inc.	53,543	868
*	Nabors Industries Ltd.	8,297	694
			41,701
Financials (17.6%)
	Radian Group Inc.	454,406	11,606
*	Genworth Financial Inc. Class A	1,433,186	7,668
	Walker & Dunlop Inc.	88,877	6,505
	Simmons First National Corp. Class A	367,742	5,983
	WSFS Financial Corp.	178,308	5,963
	Pacific Premier Bancorp Inc.	275,138	5,181
*	PROG Holdings Inc.	144,780	4,724
	Assured Guaranty Ltd.	85,037	4,401
	Renasant Corp.	161,910	4,229
*	Enova International Inc.	90,357	4,203
	BankUnited Inc.	219,044	4,144
	Bread Financial Holdings Inc.	144,263	4,065
	Hilltop Holdings Inc.	132,914	3,924
	American Equity Investment Life Holding Co.	96,431	3,804
	Apollo Commercial Real Estate Finance Inc.	376,119	3,795
	Horace Mann Educators Corp.	118,424	3,559

		Shares	Market Value ($000)
	Stewart Information Services Corp.	78,563	3,523
	Provident Financial Services Inc.	217,954	3,461
	Two Harbors Investment Corp.	276,961	3,445
	Independent Bank Group Inc.	102,578	3,423
	Atlantic Union Bankshares Corp.	131,947	3,373
	Community Bank System Inc.	66,793	3,302
	Franklin BSP Realty Trust Inc.	238,766	3,221
	PennyMac Mortgage Investment Trust	257,507	2,997
*	NMI Holdings Inc. Class A	118,367	2,977
	First Hawaiian Inc.	177,033	2,919
*	Encore Capital Group Inc.	67,699	2,916
[1]	Ready Capital Corp.	284,767	2,879
	Independent Bank Corp.	63,453	2,801
	Hope Bancorp Inc.	346,059	2,775
*	Axos Financial Inc.	70,996	2,685
	United Community Banks Inc.	116,298	2,630
	New York Mortgage Trust Inc.	268,165	2,620
*	Green Dot Corp. Class A	135,532	2,471
	First Financial Bancorp	123,332	2,338
	Ameris Bancorp	73,476	2,319
	Washington Federal Inc.	88,856	2,311
	Mercury General Corp.	76,807	2,305
	Seacoast Banking Corp. of Florida	111,209	2,300
[1]	Ellington Financial Inc.	182,721	2,291
*	SiriusPoint Ltd.	246,050	2,291
	EVERTEC Inc.	65,932	2,273
	PacWest Bancorp	340,763	2,198
	Capitol Federal Financial Inc.	365,946	2,188
*	PRA Group Inc.	112,614	2,106
	Brookline Bancorp Inc.	253,719	2,086
	James River Group Holdings Ltd.	108,235	2,072
	Redwood Trust Inc.	327,954	1,941
	ProAssurance Corp.	156,004	1,895
	KKR Real Estate Finance Trust Inc.	167,665	1,883
	Northwest Bancshares Inc.	176,170	1,852
	Virtus Investment Partners Inc.	9,648	1,841
*	Ambac Financial Group Inc.	130,324	1,815
	Eagle Bancorp Inc.	90,600	1,806
	First Commonwealth Financial Corp.	134,099	1,696
	Banc of California Inc.	158,549	1,695
*	Donnelley Financial Solutions Inc.	36,258	1,608
	First Bancorp	47,221	1,421
	Employers Holdings Inc.	38,638	1,397
	Veritex Holdings Inc.	79,783	1,378
*	Payoneer Global Inc.	330,404	1,371
	FB Financial Corp.	50,817	1,355
	United Fire Group Inc.	62,564	1,344
	Safety Insurance Group Inc.	18,294	1,332
*	Triumph Financial Inc.	25,564	1,327
	AMERISAFE Inc.	24,975	1,275
*	EZCORP Inc. Class A	152,728	1,274
	Central Pacific Financial Corp.	78,431	1,146
	Trustmark Corp.	54,824	1,145
	Universal Insurance Holdings Inc.	79,253	1,137
	National Bank Holdings Corp. Class A	37,091	1,110
	Berkshire Hills Bancorp Inc.	53,760	1,099
*	World Acceptance Corp.	9,653	1,073
	HCI Group Inc.	19,608	1,037

		Shares	Market Value ($000)
*	Customers Bancorp Inc.	43,903	1,011
	Pathward Financial Inc.	22,389	984
	Southside Bancshares Inc.	36,321	963
	Brightsphere Investment Group Inc.	44,772	962
	WisdomTree Inc.	141,381	961
	S&T Bancorp Inc.	34,875	935
[1]	B. Riley Financial Inc.	23,535	852
	Tompkins Financial Corp.	13,036	682
[1]	Invesco Mortgage Capital Inc.	56,333	597
*	LendingTree Inc.	31,343	573
	Northfield Bancorp Inc.	55,373	566
	TrustCo Bank Corp.	18,659	516
	HomeStreet Inc.	51,311	269
			216,374
Health Care (8.8%)
	Select Medical Holdings Corp.	301,310	8,247
*	Integer Holdings Corp.	95,865	7,848
*	NeoGenomics Inc.	365,461	6,279
*	NuVasive Inc.	150,887	5,758
	CONMED Corp.	44,991	5,457
*	Myriad Genetics Inc.	234,567	5,175
*	Owens & Minor Inc.	220,656	4,482
*	RadNet Inc.	141,133	4,084
*	Apollo Medical Holdings Inc.	113,854	3,600
*	Heska Corp.	29,465	3,528
*	Avanos Medical Inc.	134,657	3,299
*	Pediatrix Medical Group Inc.	237,235	3,155
*	Certara Inc.	128,122	2,662
*	Glaukos Corp.	45,493	2,594
*	Varex Imaging Corp.	116,141	2,560
*	Prestige Consumer Healthcare Inc.	43,093	2,466
	Embecta Corp.	87,614	2,424
*	Tandem Diabetes Care Inc.	74,335	1,932
*	Vericel Corp.	58,845	1,890
*	Orthofix Medical Inc.	98,997	1,850
*	CorVel Corp.	9,198	1,798
*	Artivion Inc.	116,809	1,750
	US Physical Therapy Inc.	16,551	1,691
*	ModivCare Inc.	36,776	1,652
*	Ironwood Pharmaceuticals Inc. Class A	142,598	1,552
*	Enhabit Inc.	143,325	1,542
*	Ligand Pharmaceuticals Inc.	21,395	1,499
*	Fulgent Genetics Inc.	31,450	1,251
*	Community Health Systems Inc.	361,779	1,183
*	Emergent BioSolutions Inc.	128,195	1,094
	LeMaitre Vascular Inc.	17,315	1,088
*	AngioDynamics Inc.	113,328	1,072
*	OraSure Technologies Inc.	210,677	1,060
*	Cytek Biosciences Inc.	128,599	1,004
*	Vanda Pharmaceuticals Inc.	163,862	975
*	Agiliti Inc.	52,922	866
*	Avid Bioservices Inc.	55,744	861
*	Enanta Pharmaceuticals Inc.	34,555	811
	Phibro Animal Health Corp. Class A	58,688	781
*	ANI Pharmaceuticals Inc.	16,924	764
	Mesa Laboratories Inc.	5,540	717
*	Inogen Inc.	66,106	696
	Simulations Plus Inc.	15,284	675

		Shares	Market Value ($000)
	HealthStream Inc.	25,274	582
*	Anika Therapeutics Inc.	20,240	548
*	Computer Programs & Systems Inc.	19,299	461
*	Coherus Biosciences Inc.	91,246	373
*	Cutera Inc.	14,937	251
*	Eagle Pharmaceuticals Inc.	9,921	206
			108,093
Industrials (16.5%)
	John Bean Technologies Corp.	92,204	9,830
	ABM Industries Inc.	191,212	8,444
*	GMS Inc.	120,432	7,627
*	RXO Inc.	336,824	7,030
*	Resideo Technologies Inc.	422,040	6,765
	ArcBest Corp.	70,112	5,874
	Kennametal Inc.	233,089	5,809
	Barnes Group Inc.	146,334	5,758
*	AAR Corp.	94,725	4,747
*	OPENLANE Inc.	315,150	4,734
*	Gibraltar Industries Inc.	89,622	4,687
	Granite Construction Inc.	126,551	4,580
*	Allegiant Travel Co.	45,263	4,413
*	SkyWest Inc.	146,422	4,379
	Veritiv Corp.	39,018	4,120
	Tennant Co.	53,822	3,934
*	Masterbrand Inc.	371,124	3,852
*	Hub Group Inc. Class A	51,983	3,824
*	SPX Technologies Inc.	49,706	3,796
	Korn Ferry	79,336	3,729
	HNI Corp.	133,282	3,399
	Matthews International Corp. Class A	88,078	3,391
	Moog Inc. Class A	32,427	3,152
	Arcosa Inc.	47,597	3,125
*	3D Systems Corp.	379,111	3,109
	UniFirst Corp.	17,918	3,066
*	MYR Group Inc.	24,034	3,064
	MillerKnoll Inc.	218,832	2,965
	Healthcare Services Group Inc.	214,558	2,899
*	CoreCivic Inc.	332,970	2,870
*	American Woodmark Corp.	48,040	2,858
*	NOW Inc.	319,823	2,843
*	Dycom Industries Inc.	27,337	2,773
*	GEO Group Inc.	359,501	2,682
	Greenbrier Cos. Inc.	94,740	2,574
	AZZ Inc.	71,946	2,512
	Astec Industries Inc.	65,647	2,420
*	Proto Labs Inc.	78,381	2,411
	Brady Corp. Class A	46,842	2,233
	ESCO Technologies Inc.	23,860	2,147
*	Triumph Group Inc.	187,842	2,102
	Trinity Industries Inc.	96,454	2,040
*	Harsco Corp.	230,113	1,947
	Deluxe Corp.	125,022	1,903
	Kelly Services Inc. Class A	100,198	1,751
*	CIRCOR International Inc.	58,816	1,704
	Kaman Corp.	81,212	1,688
*	TrueBlue Inc.	94,836	1,569
	Pitney Bowes Inc.	467,335	1,552
	Powell Industries Inc.	26,401	1,518

		Shares	Market Value ($000)
	Standex International Corp.	11,076	1,508
*	DXP Enterprises Inc.	45,680	1,460
	Enerpac Tool Group Corp. Class A	56,144	1,427
	Resources Connection Inc.	92,642	1,416
	Heidrick & Struggles International Inc.	57,347	1,391
*	Viad Corp.	59,885	1,391
	Wabash National Corp.	58,033	1,361
	Alamo Group Inc.	8,029	1,336
*	Hawaiian Holdings Inc.	148,373	1,188
	Interface Inc. Class A	168,740	1,169
	National Presto Industries Inc.	14,741	1,099
	Apogee Enterprises Inc.	27,563	1,017
*	Forrester Research Inc.	32,436	931
	Insteel Industries Inc.	30,307	907
	Quanex Building Products Corp.	41,245	867
	TTEC Holdings Inc.	27,264	865
	Heartland Express Inc.	47,050	734
*	Liquidity Services Inc.	31,164	471
			202,737
Information Technology (9.4%)
*	Insight Enterprises Inc.	87,679	11,856
*	Viasat Inc.	221,005	9,859
*	Itron Inc.	130,738	8,855
*	Rogers Corp.	54,442	8,573
*	FormFactor Inc.	222,893	6,974
*	Sanmina Corp.	91,196	4,837
*	Knowles Corp.	264,290	4,752
*	TTM Technologies Inc.	295,909	4,054
*	Semtech Corp.	184,768	4,017
*	Cerence Inc.	116,277	3,316
*	Perficient Inc.	43,117	3,297
*	SMART Global Holdings Inc.	142,477	3,217
*	Viavi Solutions Inc.	311,913	3,069
	Adeia Inc.	303,617	2,978
*	OSI Systems Inc.	22,198	2,642
*	Ichor Holdings Ltd.	83,419	2,528
	Benchmark Electronics Inc.	101,655	2,400
	Methode Electronics Inc.	50,050	2,155
*	ScanSource Inc.	73,250	2,107
*	LiveRamp Holdings Inc.	84,357	2,053
*	Ultra Clean Holdings Inc.	59,329	2,034
*	ePlus Inc.	40,555	2,003
*	Cohu Inc.	46,929	1,799
	PC Connection Inc.	32,723	1,472
*	Xperi Inc.	121,932	1,442
	Ebix Inc.	68,076	1,356
*	Arlo Technologies Inc.	127,662	1,235
*	NETGEAR Inc.	83,404	1,170
*	Corsair Gaming Inc.	51,079	1,007
*	Avid Technology Inc.	39,292	943
	Comtech Telecommunications Corp.	80,135	920
*	N-able Inc.	62,011	881
*	Digital Turbine Inc.	93,836	858
*	FARO Technologies Inc.	54,199	818
*	OneSpan Inc.	51,925	786
*	8x8 Inc.	176,068	718
*	CEVA Inc.	26,101	653
*	Consensus Cloud Solutions Inc.	16,297	594

		Shares	Market Value ($000)
	ADTRAN Holdings Inc.	63,202	563
*	LivePerson Inc.	97,007	357
			115,148
Materials (5.0%)
*	Arconic Corp.	293,694	8,491
	Carpenter Technology Corp.	140,392	6,403
	Minerals Technologies Inc.	93,936	5,224
*	O-I Glass Inc.	241,144	4,997
*	ATI Inc.	142,333	4,922
	HB Fuller Co.	55,986	3,524
	Compass Minerals International Inc.	98,785	3,134
	AdvanSix Inc.	79,671	2,621
	Materion Corp.	25,510	2,560
	Mativ Holdings Inc.	159,128	2,396
	Warrior Met Coal Inc.	65,836	2,158
	Stepan Co.	21,353	1,963
	Koppers Holdings Inc.	60,383	1,749
	SunCoke Energy Inc.	241,069	1,637
	Sylvamo Corp.	39,685	1,564
*	Clearwater Paper Corp.	48,405	1,471
	Trinseo plc	101,040	1,255
*	Century Aluminum Co.	147,654	1,158
	Olympic Steel Inc.	27,626	1,155
*	TimkenSteel Corp.	65,124	1,109
*	Rayonier Advanced Materials Inc.	184,595	628
	Mercer International Inc.	66,369	575
	Haynes International Inc.	12,003	521
	Tredegar Corp.	72,593	510
	FutureFuel Corp.	32,023	272
			61,997
Real Estate (11.0%)
	Essential Properties Realty Trust Inc.	411,901	9,857
	LXP Industrial Trust	797,851	8,250
	SITE Centers Corp.	530,910	6,328
	Outfront Media Inc.	422,820	6,055
	Sunstone Hotel Investors Inc.	608,904	6,010
	Pebblebrook Hotel Trust	380,577	5,161
	DiamondRock Hospitality Co.	605,973	4,757
	Retail Opportunity Investments Corp.	360,587	4,399
	SL Green Realty Corp.	186,440	4,312
	JBG SMITH Properties	286,568	4,058
	Service Properties Trust	478,866	3,932
	Alexander & Baldwin Inc.	209,863	3,845
	Xenia Hotels & Resorts Inc.	329,537	3,839
	Elme Communities	253,419	3,829
*	Cushman & Wakefield plc	470,594	3,732
	Easterly Government Properties Inc. Class A	262,989	3,650
	Acadia Realty Trust	274,501	3,533
	Kennedy-Wilson Holdings Inc.	217,058	3,349
	Safehold Inc.	116,102	2,998
	Global Net Lease Inc.	300,496	2,891
	American Assets Trust Inc.	150,919	2,875
	Tanger Factory Outlet Centers Inc.	136,005	2,770
	Centerspace	43,558	2,562
	RPT Realty	246,377	2,296
	Urban Edge Properties	166,337	2,217
	CareTrust REIT Inc.	109,273	2,120

			Shares	Market Value ($000)
		Four Corners Property Trust Inc.	80,186	2,061
		Summit Hotel Properties Inc.	308,843	2,023
		Brandywine Realty Trust	495,693	1,933
*		Anywhere Real Estate Inc.	317,170	1,925
		Hudson Pacific Properties Inc.	370,976	1,732
*		Veris Residential Inc.	101,027	1,633
		Getty Realty Corp.	44,216	1,515
		Uniti Group Inc.	378,037	1,406
		Chatham Lodging Trust	141,531	1,329
		LTC Properties Inc.	40,933	1,314
		NexPoint Residential Trust Inc.	30,984	1,272
		Whitestone REIT	134,670	1,182
		Office Properties Income Trust	140,233	1,015
		RE/MAX Holdings Inc. Class A	52,647	984
		Orion Office REIT Inc.	163,511	908
		Community Healthcare Trust Inc.	27,157	891
		Armada Hoffler Properties Inc.	68,402	755
		Urstadt Biddle Properties Inc. Class A	35,942	695
		Douglas Elliman Inc.	194,548	566
		Universal Health Realty Income Trust	12,819	560
		Saul Centers Inc.	16,003	541
				135,865
Utilities (1.9%)
		Avista Corp.	213,399	8,824
		Otter Tail Corp.	46,987	3,487
		California Water Service Group	60,318	3,433
		American States Water Co.	33,182	2,947
		Chesapeake Utilities Corp.	16,964	2,166
		Northwest Natural Holding Co.	36,627	1,564
		Middlesex Water Co.	18,333	1,492
				23,913
Total Common Stocks (Cost $1,385,489)				1,226,515
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund (Cost $7,955)	5.125%	79,561	7,955
Total Investments (100.4%) (Cost $1,393,444)				1,234,470
Other Assets and Liabilities—Net (-0.4%)				(4,606)
Net Assets (100%)				1,229,864
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,482,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,840,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	39	3,416	(40)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.